Execution of Standby Equity Purchase Agreement and Promissory Note	6 Months Ended
Jun. 30, 2023
Execution of Standby Equity Purchase Agreement and Promissory Note [Abstract]
Execution of Standby Equity Purchase Agreement and Promissory Note

Note 3 - Execution of Standby Equity Purchase Agreement and Promissory Note

On June 5, 2023, the Company entered into a Standby Equity Purchase Agreement (the “Purchase Agreement” or “SEPA”) with YA II PN, LTD., a Cayman Islands exempt limited partnership (“Yorkville”), under which the Company has the right, but not the obligation, to sell to Yorkville from time to time (each such occurrence, an “Advance”) up to $10,000 thousand (the “Commitment Amount”) of the Company’s ADS, each ADS representing five of the Company’s ordinary shares, NIS 0.01 par value (the “Ordinary Shares”), during a limited period of 48-months following the execution of the SEPA, subject to the restrictions and satisfaction of the conditions in the SEPA. At the Company’s option, the ADSs would be purchased by Yorkville from time to time at a price equal to 95% of the lowest of the 3 daily Volume Weighted Average Price (“VWAPs”) of the Company’s ADSs for such trading day on the Nasdaq Stock Market during regular trading hours as reported by Bloomberg L.P during a 3 consecutive trading day period commencing on the date that the Company, subject to certain limitations, delivers a notice to Yorkville that the Company is committing Yorkville to purchase such ADSs (the “Advance Shares”).  As consideration for Yorkville’s irrevocable commitment to purchase the Company’s ADSs up to the Commitment Amount, the Company agreed to issue 68,152 ADSs (the “Commitment Shares”) to Yorkville and also paid a $10,000 structuring fee to an affiliate of Yorkville.

Pursuant to the Purchase Agreement, Yorkville shall not be obligated to purchase or acquire any ADSs under the Purchase Agreement which, when aggregated with all other ADSs or Ordinary Shares beneficially owned by Yorkville and its affiliates, would result in the beneficial ownership of Yorkville and its affiliates (on an aggregated basis) to exceed 4.99% of the then outstanding voting power or number of the Company’s Ordinary Shares.

Upon the execution of the Purchase Agreement, Yorkville, upon the Company’s request, advanced to the Company $2,000 thousand of the Commitment Amount (the “Promissory Note”). The Promissory Note will mature on the 12-months anniversary of execution. The Promissory Note also accrues interest at a rate of 8%, and was issued with a 3% original issue discount, and will be repaid in 10 monthly installments beginning on the 60th day following the date of the Promissory Note’s execution either in cash or by submitting an Advance Shares. Each such installment shall include an equal portion of the outstanding balance plus all accrued and unpaid interest on the Promissory Note as of such installment date.

Yorkville’s obligation to purchase the Company’s ADSs pursuant to the Purchase Agreement was subject to a number of conditions, including that a registration statement (the “Registration Statement”) be filed with the SEC, registering the Commitment Shares issued and the Advance Shares to be issued and sold pursuant to an Advance under the Securities Act of 1933, as amended (the “Securities Act”) and that the Registration Statement is declared effective by the SEC. On June 7, 2023, the Company filed a Registration Statement on Form F-1 which was declared effective as of June 16, 2023 (the “Effective Date”).

In accordance with IFRS and based on the overall contractual framework between the parties and the fact that the Purchase Agreement and the Promissory Note were executed at the same date, both agreements were accounted for as one transaction as an issuance of a package that includes (1) right to sell Advance Shares (the “Put Options”), (2) Promissory Note and (3) Commitment Shares.

At the initial date, the SEPA essentially constitutes series of Put Options under which the Company may (but not obliged to) sell to Yorkville an Ordinary Shares at a sale price representing a discount at a rate of 5% of the share market price at the exercise date of such put option. At subsequent date, upon exercise of each of the Put options, a financial liability will be recognized at fair value through profits and losses over a limited period until the date in which the exercise will be fixed and known based on the aforesaid VWAPs mechanism.

At the initial date, the proceeds received by the Company shall be allocated to the Promissory Note based on its fair value amount and the remaining amount will be allocated to the Commitment Shares as a residual amount. At subsequent dates, the Company will record a discount expense over the economic life of the Promissory Note based on the effective interest rate method.

Pursuant to the above, at the initial date the net proceeds received was allocated to identified components as follows:

Fair value at Closing Date
Unaudited

Put Options (*)	-
Promissory Note (**)	7,083
Commitment Shares	87
Total gross consideration	7,170

(*)	Management by using the assistance of third-party appraiser has determined that the fair value of the Put Options is zero as the exercise price of the Put Options is out of money at any exercise date.

(**)	The fair value of the Promissory Note was based on rating model using a discount rate of 17.51% which represented the applicable rate of risk for the Company, as determined by management using the assistance of third-party appraiser.

The following tabular presentation reflects the reconciliation of the carrying amount of the Promissory Note during the period commencing the Closing Date through June 30, 2023:

Six months period ended June 30,
2023
Unaudited
Opening balance	-
Net amount allocated to Promissory Note at initial date	7,083
Recognition of discount, interest and exchange differences expenses	42
Income from exchange differences	(28)
Closing balance	7,097

During the period commencing the Effective Date through June 30, 2023, the Company sold 200,000 Advance Shares to Yorkville out of the Commitment Amount under SEPA for a total purchase price of $53 thousand (approximately NIS 188). See Note 4C below.

For selling of Advance Shares to Yorkville out of the Commitment Amount subsequent to balance sheet date, see also Note 8B below.